Variable CompLife®
Issued by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”)
through Northwestern Mutual Variable Life Account (the “Separate Account”)
Updating Summary Prospectus
May 1, 2026
This Summary Prospectus contains more information about your individual scheduled premium variable whole life insurance policy (the “Policy”). The statutory prospectus for the Policy (the “Prospectus”) contains more information about the Policy’s features, benefits and risks. You can find this document and other information about the Policy, including the annual and semi-annual reports for your underlying portfolios, online at www.nmprospectus.com. You can also obtain this information at no cost by calling (866) 424-2609 or by sending an email request to vavldocrequest@northwesternmutual.com.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission's staff and is available at www.Investor.gov.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Policy or passed upon the adequacy of this Summary Prospectus . Any representation to the contrary is a criminal offense.

Updated Information About Your Policy
The information in this section of the Updating Summary Prospectus is a summary of certain Policy features that have changed since your Prospectus dated July 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Policy.

 Certain charges in the Annual Portfolio Operating Expenses table have been updated to reflect current minimum and maximum total operating expenses for the portfolios, as follows:
	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.14%	2.50%
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.14%	2.45%
*
The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Portfolio Operating Expenses and will continue until at least April 30, 2027.
Appendix A – Portfolios Available Under Your Policy has been updated to reflect the following changes to the available Portfolios:
Portfolio & Trust Name Changes
The name of the Sustainable Equity Portfolio has changed to “Quality Equity Portfolio”.
The name of the Active/Passive All Equity Portfolio has changed to “Active/Passive Very Aggressive Portfolio”.
The name of the Commodity Return Strategy Portfolio has changed to “Cantor Fitzgerald Commodity Return Strategy Portfolio” and the name of the Portfolio’s trust has changed from “Credit Suisse Trust” to Cantor Fitzgerald Variable Insurance Trust”.
Investment Adviser and Sub-Adviser Changes
Putnam Investment Management, LLC has replaced Delaware Investments Fund Advisers as the sub-adviser for the Domestic Equity Portfolio.
O’Connor Alternative Investments, LLC has replaced UBS Asset Management (Americas) LLC as the investment adviser for the Cantor Fitzgerald Commodity Return Strategy Portfolio.
Portfolio Expenses Change
The Current Expenses for the Emerging Markets Equity Portfolio (as set forth on Appendix A hereto) have changed from 0.89% to 0.79%.
Variable CompLife® Prospectus

Important Information You Should Consider About the Policy
	FEES AND EXPENSES			Cross-Reference(s) to Location in Prospectus
Charges for Early Withdrawals
If you surrender your Policy (or change to paid-up insurance or upon a partial surrender) in the first fifteen Policy Years you will be assessed surrender charges of up to 40% of scheduled premium paid toward your death benefit.
For example, if you surrender your Policy and the total amount of scheduled premium you paid toward your death benefit was $100,000, you could pay a surrender charge of up to $40,000.
Withdrawals of Excess Amount are subject to a $25 administrative charge
(currently waived) for each withdrawal request.

Fee and Expense
Tables – Transaction
Fees (Administrative
Surrender Charge,
Premium Surrender
Charge and
Administrative
Charge for
Withdrawals)

Also see Other
Benefits Available
Under the Policy –
Paid-Up Insurance
and Policy Loans,
Automatic Premium
Loans, and
Withdrawals
–Withdrawals

Transaction Charges
In addition to surrender charges and withdrawal charges, you may also be charged for other transactions, such as certain tax-related charges, a front-end sales load, charges for transferring between investment options, as well as charges for expedited delivery or wire transfers.
Fee and Expense Tables – Transaction Fees
Ongoing Fees and Expenses (annual charges)
In addition to the charges above, investment in the Policy is subject to ongoing fees and expenses, including fees covering the cost of insurance and optional benefits available under the Policy. These fees are based on information as of
December 31, 2025, may change from year to year, and are generally based on characteristics of the insured (e.g., age, sex and rating classification). You should review your Policy specifications page for specific rates applicable under your Policy.
You bear the expenses associated with the Portfolios available under your
Policy, the range for which is shown in the following table:
Fee and Expense Tables – Periodic Charges (Other than Portfolio Operating Expenses) Fee and Expense Tables – Annual Portfolio Operating Expenses
	Annual Fee	Minimum*	Maximum*
	Investment Options (Portfolio company fees and expenses)	0.14%	2.50%
* As a percentage of Portfolio assets.
RISKS
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.			Risks of the Policy –Investment Risk and The Funds
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for you if you need ready access to cash. Surrender charges apply in the first 15 Policy Years and the value of your Policy and death benefit will be reduced if you withdraw money. In addition, short-term investment in the Policy may subject you to income taxes and tax penalties.
Risks of the Policy – Policy for Long-Term Protection
Variable CompLife® Prospectus

	RISKS	Cross-Reference(s) to Location in Prospectus
Risks Associated with Investment Options
Investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options
( Portfolios) available under the Policy. Each Portfolio will have its own unique risks and you should review these investment options before making an investment decision.
Risks of the Policy – Investment Risk
Insurance Company Risks
Investment in the Policy is subject to the risks related to Northwestern Mutual, and any obligations, guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling toll free (866) 424-2609.
Risks of the Policy –Investment Risk Also see The Company section
Policy Lapse
Insufficient premium payments, poor investment results, withdrawals, unpaid loans, or loan interest may cause your Policy to lapse, meaning you will no longer have any life insurance coverage and death benefits will not be paid.
After lapse, you may reinstate the Policy subject to certain conditions described in the Prospectus, including the payment of any premium required to keep the
Policy in force.
Risks of the Policy – Policy Lapse Information About the Policy – Reinstatement
RESTRICTIONS
Investments
Transfers from the Divisions must be in amounts greater than or equal to 1% of assets in the Divisions, may be subject to charges, and are subject to the
Policy’s short-term and excessive trading policies. These short-term and excessive trading policies may trigger additional restrictions on your Policy.
Currently, there is no charge when you transfer Cash Value among Divisions .
However, we reserve the right to charge $25 for each transfer. You may invest in up to 10 Divisions at a time.
Under certain circumstances Northwestern Mutual reserves the right to remove a Portfolio or substitute another Portfolio or mutual fund for such
Portfolio .

Information about
the Policy – Other
Policy Transactions
(Transfers Between
Divisions and Short-
Term and Excessive
Trading)

Information about
the Policy – Other
Policy Transactions
(Substitution of
Portfolio Shares and
Other Changes)

Optional Benefits
Optional benefits are subject to additional charges and payments made under these benefits are generally subject to the same transaction fees as other premium payments but may be treated differently for other purposes (e.g., certain death benefit minimums). Optional benefits are not available for all ages (or may terminate at certain ages) and underwriting classifications.
Because we no longer issue the Policy, certain optional benefits may only be available upon mutual agreement. We may stop offering an optional benefit at any time.
Information About the Policy – Other Benefits Available Under the Policy
TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit if the Policy is purchased through a tax-qualified plan.
Tax Considerations
CONFLICTS OF INTEREST
Investment Professional Compensation
We no longer issue the Policy to new owners. The Policy was sold exclusively through financial representatives of Northwestern Mutual’s affiliated broker-
dealer, who are compensated with a commission based on a percentage of premium, and Northwestern Mutual may share revenue it earns on the Policy with its affiliated broker-dealer. These financial representatives may have, or had, a financial incentive to offer or recommend the Policy, or another policy issued by Northwestern Mutual, over other investments.
Distribution of the Policy Also see Deductions and Charges – Commissions Paid to Financial Representatives
Variable CompLife® Prospectus

	CONFLICTS OF INTEREST	Cross-Reference(s) to Location in Prospectus
Exchanges
We no longer issue the Policy to new owners. Some financial representatives may have a financial incentive to offer a policy issued by Northwestern Mutual in place of one you already own. You should only exchange an existing policy if you determine, after comparing the features, fees and risks of both policies, and any fees or penalties to terminate the existing policy, that it is preferable to purchase a policy issued by Northwestern Mutual (or any other policy) rather than continue to own the existing policy.
None
Variable CompLife® Prospectus

Glossary of Terms
COMPANY
The Northwestern Mutual Life Insurance Company.
DIVISION
A subdivision of the Separate Account. We invest each Division’s assets exclusively in shares of one Portfolio.
EXCESS AMOUNT
An amount by which the value of the Policy exceeds the sum of the tabular value for the minimum guaranteed death benefit as well as the tabular value for any applicable additional protection.
FINANCIAL REPRESENTATIVE
An individual who is authorized to sell you the Policy and who is both licensed as a Northwestern Mutual insurance agent and as a registered representative of our affiliate, Northwestern Mutual Investment Services, LLC, the principal underwriter of the Policy.
INSURED
The person named as the Insured on the Application and in the Policy.
NORTHWESTERN MUTUAL
The Northwestern Mutual Life Insurance Company.
POLICY
Your Variable CompLife® policy issued by Northwestern Mutual through the Separate Account.
POLICY ANNIVERSARY
The same day and month as the Policy Date in each year following the first Policy Year.
POLICY DATE
The date shown in the Policy from which the following are computed, among other things:
1. Policy Year;
2. Policy Anniversary;
3. the Issue Age of Insured; and
4. the Attained Age of the Insured.
POLICY YEAR
A year that starts on the Policy Date or on a Policy Anniversary.
PORTFOLIO
A series of a Fund available for investment under the Policy which corresponds to a particular Division of the Separate Account.
PREMIUM PAYMENTS
All payments you make under the Policy other than loan repayments and transaction charges.
PROSPECTUS
The full statutory prospectus for the Policy.
SEPARATE ACCOUNT
Northwestern Mutual Variable Life Account.
SUMMARY PROSPECTUS
This document is a summary version of the prospectus, which summarizes key information found in the Prospectus for the Policy.

Appendix A—Portfolios Available under Your Policy
The following is a list of Portfolios available under your Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 424-2609 or by sending an email request to vavldocrequest@northwesternmutual.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc.	0.42%[1]	19.40%	11.99%	14.80%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.58%[1]	14.91%	14.89%	17.07%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.43%[1]	16.59%	12.70%	13.96%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/ J.P. Morgan Investment Management, Inc.	0.70%[1]	14.34%	11.77%	11.98%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.19%[1]	17.64%	14.19%	14.58%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.74%[1]	14.58%	9.85%	9.48%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Putnam Investment Management, LLC	0.50%[1]	14.43%	8.63%	8.87%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/T. Rowe Price Associates, Inc	0.57%[1]	14.48%	11.31%	10.64%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.54%[1]	8.32%	2.51%	7.81%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.24%[1]	7.24%	8.85%	10.44%
Long-term growth of capital; current income is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.71%[1]	9.16%	8.96%	9.25%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.56%	6.93%	1.29%	8.82%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.26%	5.78%	6.98%	9.48%
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/T. Rowe Price Investment Management, Inc	0.87%[1]	7.41%	6.22%	9.15%
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.61%[1]	18.70%	6.11%	9.07%
Capital appreciation	Research International Core Portfolio[2]	MSA/Massachusetts Financial Services Company	0.58%[1]	22.98%	5.89%	7.81%
Variable CompLife® Prospectus

Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Long-term growth of capital and income	International Equity Portfolio[2]	MSA/Dodge & Cox	0.68%[1]	38.35%	10.31%	6.65%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/abrdn Investments Limited	0.78%[1]	34.19%	1.26%	6.95%
Maximum current income to the extent consistent with liquidity and stability of capital[3]	Government Money Market Portfolio[2]	MSA/BlackRock Advisors, LLC	0.33%	4.03%	3.03%	1.96%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/T. Rowe Price Associates, Inc.	0.40%	5.70%	2.20%	2.40%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Allspring Global Investments, LLC	0.31%[1]	7.45%	-0.19%	2.25%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	2.45%[1]	6.15%	-7.18%	-0.19%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Managed Portfolio[2] (formerly “Inflation Protection Portfolio”)	MSA/American Century Investment Management, Inc.	0.46%[1]	6.51%	0.92%	2.82%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.46%	8.49%	4.06%	5.95%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.75%[1]	10.00%	1.66%	4.56%
Realize as high a level of total return as is consistent with conservative investment risk, through income and secondarily through capital appreciation	Active/Passive Conservative Portfolio[2]	MSA	0.54%[1]	N/A	N/A	N/A
Realize as high a level of total return as is consistent with reasonable investment risk through appreciation and income	Active/Passive Balanced Portfolio[2] (formerly “Balanced Portfolio”)	MSA	0.44%[1]	12.19%	4.71%	6.76%
Realize as high a level of total return as is consistent with moderate investment risk through appreciation and secondarily through income	Active/Passive Moderate Portfolio[2] (formerly “Asset Allocation Portfolio”)	MSA	0.49%[1]	14.46%	6.36%	8.21%
Realize as high a level of total return as is consistent with aggressive investment risk, primarily through appreciation and some income	Active/Passive Aggressive Portfolio[2]	MSA	0.60%[1]	N/A	N/A	N/A
Variable CompLife® Prospectus

Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Long-term growth of capital	Active/Passive Very Aggressive Portfolio[2] (formerly “Active/Passive All Equity Portfolio”)	MSA	0.63%[1]	N/A	N/A	N/A
Growth of capital	American Funds® IS Growth Fund - Class 1A4	Capital Research and Management Company (CRMC)	0.58%	20.24%	13.37%	N/A
Long-term growth of capital	American Funds® IS Global Growth Fund - Class 1A4	CRMC	0.65%[1]	21.63%	8.24%	N/A
Long-term capital appreciation	American Funds® IS New World Fund® - Class 1A4	CRMC	0.82%[1]	28.27%	5.32%	N/A
Provide as high a level of current income as is consistent with the preservation of capital	American Funds® IS The Bond Fund of America® - Class 1A4	CRMC	0.47%[1]	7.24%	-0.14%	N/A
Provide, over the long term, a high level of total return consistent with prudent investment management	American Funds® IS Capital World Bond Fund® - Class 1A4	CRMC	0.73%	9.31%	-2.50%	N/A
Provide a high level of current income; a secondary objective is capital appreciation	American Funds® IS American High-Income Trust® - Class 1A4	CRMC	0.62%[1]	8.19%	5.59%	N/A
Seek to match the performance of the MSCI EAFE Index in U.S. dollars with net dividends as closely as possible before deduction of fund expenses	BlackRock International Index V.I. Fund - Class I5	BlackRock Advisors, LLC	0.27%[1]	31.37%	8.88%	8.18%
Maximize total return, consistent with income generation and prudent investment management	BlackRock Total Return V.I. Fund - Class I5	BlackRock Advisors, LLC/ BlackRock International Limited & BlackRock (Singapore) Limited	0.43%[1]	8.00%	-0.37%	2.18%
Total return	Cantor Fitzgerald Commodity Return Strategy Portfolio – Class 2[6]	O’Connor Alternative Investments, LLC[7]	0.80%[1]	15.68%	10.61%	N/A
Long-term capital appreciation	Columbia VP Small Cap Value Discovery Fund - Class 1[8] (formerly “VP Small Cap Value Fund”)	Columbia Management Investment Advisers, LLC	0.91%[1]	14.99%	12.48%	11.48%
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[9]	Fidelity Management & Research Company LLC (FMR)[10]	0.55%	11.75%	10.10%	10.59%
Long-term capital appreciation	Fidelity® VIP ContrafundSM Portfolio – Initial Class[9]	FMR[10]	0.54%	21.52%	15.37%	15.78%
Capital appreciation	Fidelity® VIP Value Strategies Portfolio - Initial Class[9]	FMR[10]	0.59%	7.99%	12.14%	10.82%
Capital appreciation	Fidelity® VIP Health Care Portfolio - Initial Class[9]	FMR[10]	0.59%	14.39%	4.18%	8.75%
Capital appreciation	Fidelity® VIP Technology Portfolio - Initial Class[9]	FMR[10]	0.56%	23.36%	16.83%	23.76%
Variable CompLife® Prospectus

Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Seek to provide investment results that correspond to the aggregate price and interest performance of debt securities in the Bloomberg U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio - Initial Class[9]	FMR [10]	0.14%	6.98%	-0.57%	N/A
Long-term growth of capital	John Hancock Disciplined Value International Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.79%	41.02%	12.70%	8.97%
Long-term capital appreciation and current income	John Hancock Real Estate Securities Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.76%[1]	0.63%	5.77%	5.91%
High level of current income	John Hancock Strategic Income Opportunities Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.74%[1]	7.51%	1.61%	3.26%
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria	Quality Equity Portfolio[12] (formerly “Sustainable Equity Portfolio”)	Neuberger Berman Investment Advisers LLC	0.87%	13.71%	12.83%	12.94%
Long-term growth of capital	U.S. Strategic Equity Fund[13]	Russell Investment Management LLC (RIM)[14]	0.87%[1]	14.43%	10.66%	12.45%
Long-term growth of capital	U.S. Small Cap Equity Fund[13]	RIM[14]	1.06%[1]	8.34%	7.15%	8.98%
Current income and long- term growth of capital	Global Real Estate Securities Fund[13]	RIM[14]	0.90%	8.59%	2.55%	3.57%
Long-term growth of capital	International Developed Markets Fund[13]	RIM[14]	0.95%[1]	28.64%	8.53%	7.51%
Provide total return	Strategic Bond Fund[13]	RIM[14]	0.65%[1]	7.35%	-1.07%	1.77%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[13]	RIM[14]	0.83%[1]	12.24%	3.96%	5.05%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[13]	RIM[14]	0.89%[1]	14.96%	6.39%	6.88%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Aggressive Strategy Fund[13]	RIM[14]	0.95%[1]	17.45%	8.56%	8.59%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Aggressive Strategy Fund[13]	RIM[14]	0.98%[1]	18.47%	9.53%	9.23%
1
This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
2
A series of Northwestern Mutual Series Fund, Inc., for which Mason Street Advisors, LLC (MSA), our wholly-owned company, serves as investment adviser.
3
Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
4
A series of American Funds Insurance Series®.
5
The BlackRock International Index V.I. Fund and BlackRock Total Return V.I. Fund are series of BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc., respectively.
Variable CompLife® Prospectus

6
A series of Cantor Fitzgerald Variable Insurance Trust (formerly “Credit Suisse Trust”).
7
Effective March 31, 2026, O’Connor Alternative Investments, LLC succeeded UBS Asset Management (Americas) LLC as the Portfolio’s investment adviser.
8
A series of Columbia Funds Variable Insurance Trust.
9
The Fidelity® VIP Contrafund® Portfolio is a series of Variable Insurance Products Fund II. The Fidelity® VIP Mid Cap Portfolio and Fidelity® VIP Value Strategies Portfolio are each a series of Variable Insurance Products Fund III. The Fidelity® VIP Health Care Portfolio and Fidelity® VIP Technology Portfolio are each a series of Variable Insurance Products Fund IV. The Fidelity® VIP Bond Index Portfolio is a series of Variable Insurance Products Fund V.
10
The following affiliates of Fidelity Management & Research Company also assist with foreign investments for each Portfolio: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.
11
A series of John Hancock Variable Insurance Trust.
12
A series of Neuberger Berman Advisers Management Trust.
13
A series of Russell Investment Funds.
14
Assets of each Portfolio are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC, the investment adviser for the Russell Investment Funds.
Variable CompLife® Prospectus

Additional Information
More information about the Policy and Separate Account is included in a Statement of Additional Information (“SAI”), which is dated the same day as this Summary Prospectus and the Prospectus, and is available free of charge from The Northwestern Mutual Life Insurance Company. To request a free copy of the Separate Account’s SAI, or current annual report, or to request other information about the Policy or to make investor inquiries, call (866) 424-2609. Under certain circumstances you or your Financial Representative may be able to obtain these documents online at www.nmprospectus.com. Reports and other information about the Separate Account are available on the SEC’s Internet site at www.sec.gov, or they may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
This Summary Prospectus incorporates by reference the Prospectus for the Policy and the SAI, both dated July 1, 2025, as amended or supplemented.

Edgar Contract Identifier C000031361
Variable CompLife® Prospectus